Note J - Leases	12 Months Ended
Dec. 31, 2010
Leases of Lessee Disclosure [Text Block]
NOTE J – LEASES

The Company has noncancelable operating leases for its headquarters and a branch location in Charlotte, North Carolina that expire on October 31, 2016 and a branch location in Wilmington, North Carolina that expires on April 30, 2012. The leases contain renewal options at substantially the same basis as current rental terms. In addition, a noncancelable operating lease for additional Charlotte office space and a noncancelable lease for a branch location in Charleston, South Carolina were executed in the first quarter of 2011. The Charlotte leases are with an entity with respect to which one of the Company’s former directors is President. Minimum future rentals under these leases for the years 2011 through 2015 and thereafter, are as follows:

2011	$496
2012	664
2013	664
2014	685
2015	707
Thereafter	498
Total	$3,714

Rent expense for the years ended December 31, 2010, 2009 and 2008 was $376 thousand, $324 thousand and $313 thousand, respectively.